Intangible Assets (Schedule of net intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 3,539	$ 2,052
Accumulated amortization	2,369	334
Intangible assets, Net	1,170	1,718
Amortization expense	378	266	$ 1,103
Impairment charge	1,657
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	2,983	1,946
Accumulated amortization	2,163	274
Intangible assets, Net	$ 820	1,672
Useful life	3 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 556	106
Accumulated amortization	206	60
Intangible assets, Net	$ 350	$ 46
Useful life	3 years